Financial Risk Management Objectives and Policies - Additional Information (Detail)	Dec. 31, 2018
Interest rate risk [member] | Weighted average [member] | Ifrs london interbank offered rate libor [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average interest rate	5.30%
Interest rate risk [member] | Weighted average [member] | Interbank certificate of deposit rate CDI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average interest rate	6.80%
Currency risk [member] | US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate	3.8748
Currency risk [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate	4.4390